Other Reserves (Details) - $ / shares						1 Months Ended	12 Months Ended
	Dec. 31, 2022	Oct. 26, 2022	Jul. 27, 2022	Mar. 16, 2022	Oct. 29, 2020	Jul. 31, 2022	Jun. 30, 2023
Other Reserves (Details) [Line Items]
Stock options issued					9,000,000
Unlisted option exercisable per shares (in Dollars per share)	$ 2,930,000
Number of shares unlisted option							1,000,000
Options issued						1,430,000
Performance rights, description							3.During the fiscal year 2023, performance rights with a total value of $122,201 were granted to key management personnel and staff as part of their performance bonus. 1,688,839 performance rights were subsequently issued after the reporting period, on 12 July 2023. In which, 1,147,083 and 179,664 performance rights were issued to Mr. Steven Lydeamore and Dr. Jerry Kanellos as part of their fiscal year 2023 performance bonus of $83,000 and $13,000, respectively. These performance rights have nil exercise price, exercisable on issue and expiring on 12 July 2027.
Dr. Jerry Kanellos [Member]
Other Reserves (Details) [Line Items]
Unlisted option exercisable per shares (in Dollars per share)		$ 500,000
Mr.Paul Brennan [Member]
Other Reserves (Details) [Line Items]
Unlisted option exercisable per shares (in Dollars per share)				$ 1,000,000
Mr. Steven Lydeamore [Member]
Other Reserves (Details) [Line Items]
Number of shares unlisted option			1,430,000